Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		321,883	287,558	462,029
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,070	118,953	134,136
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		173,191	181,851	191,820
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		72,000	77,987	78,723
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,811	69,297	104,005
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		137,011	141,532	132,243
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		101,942	104,110	103,062
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		80,179	88,966	82,217
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,468	104,059	107,341
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,087,555	1,174,313	1,395,576
Segment revenues /Total revenues		1,090,802	1,182,523	1,414,959
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,205,153	1,106,016	1,039,288
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		888,237	964,641	1,169,792
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		85,527	99,979	114,614
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		113,791	109,693	111,170
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		2,298,365	2,283,332	2,438,059
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		306,282	396,916	439,644
Segment revenues /Total revenues		359,798	468,086	531,622
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		321,204	286,200	460,676
Operating Segment | Sales of Goods | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,836	4,261	8,063
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,070	118,953	134,136
Operating Segment | Real Estate Sales | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,512	117,969	133,426
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		173,279	181,951	191,927
Operating Segment | Asset Management and Servicing | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,216	7,453	5,523
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		72,002	77,964	78,667
Operating Segment | Automobile related services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,301	67,759	102,400
Operating Segment | Facilities operation | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,301	67,396	99,334
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		138,444	142,254	133,173
Operating Segment | Environment and energy services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	188
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		103,457	106,375	105,397
Operating Segment | Real estate management and brokerage | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		103,457	106,375	105,397
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		80,455	89,522	83,182
Operating Segment | Real estate contract work | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		80,455	89,522	83,182
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,425	107,289	112,691
Operating Segment | Other | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,505	3,940	4,531
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,089,637	1,178,267	1,402,249
Operating Segment | Sales of Goods and Real Estate and Service [Member] | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		306,282	396,916	439,644
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,208,728	1,105,065	1,035,810
Operating Segment | Other Revenue | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	53,516	71,170	91,978
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		429,799	428,036	378,767
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,348	11,536	9,771
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		354	347	382
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		59,903	60,782	61,469
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,060	2,911	2,815
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,548	46,970	45,108
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		123,213	122,546	119,545
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	306,586	305,490	259,222
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		331,222	296,365	467,042
Operating Segment | PE Investment and Concession | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		301,732	261,475	429,447
Operating Segment | PE Investment and Concession | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33	36	72
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,997	32,429	36,556
Operating Segment | PE Investment and Concession | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		323,762	293,940	466,075
Operating Segment | PE Investment and Concession | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	7,460	2,425	967
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		143,187	148,423	139,654
Operating Segment | Environment and energy services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,816	4,796	6,597
Operating Segment | Environment and energy services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and energy services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		45	0	0
Operating Segment | Environment and energy services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		225	232	204
Operating Segment | Environment and energy services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and energy services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		134,424	138,380	129,166
Operating Segment | Environment and energy services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and energy services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and energy services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,667	2,489	2,504
Operating Segment | Environment and energy services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		140,177	145,897	138,471
Operating Segment | Environment and energy services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	3,010	2,526	1,183
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		491,894	371,387	350,954
Operating Segment | Insurance | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,667	1,023	1,526
Operating Segment | Insurance | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,667	1,023	1,526
Operating Segment | Insurance | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	490,227	370,364	349,428
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		83,724	84,355	78,904
Operating Segment | Banking and Credit | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		207	167	163
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,771	3,124	1,922
Operating Segment | Banking and Credit | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,978	3,291	2,085
Operating Segment | Banking and Credit | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	78,746	81,064	76,819
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		31,617	64,650	71,062
Operating Segment | Aircraft and Ships | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	2,680	2,803
Operating Segment | Aircraft and Ships | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23	21	16
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,317	10,195	12,390
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,340	12,896	15,209
Operating Segment | Aircraft and Ships | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	28,277	51,754	55,853
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		138,017	135,709	122,064
Operating Segment | ORIX USA | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,407	965	3,873
Operating Segment | ORIX USA | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		558	984	710
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,099	24,248	18,595
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	2,500
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		960	963	1,004
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,254	5,769	6,202
Operating Segment | ORIX USA | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,278	32,929	32,884
Operating Segment | ORIX USA | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	114,739	102,780	89,180
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		160,798	148,524	169,889
Operating Segment | ORIX Europe | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		150,302	149,675	167,176
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		86	369	389
Operating Segment | ORIX Europe | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		150,388	150,044	167,565
Operating Segment | ORIX Europe | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	10,410	(1,520)	2,324
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		128,309	137,797	128,101
Operating Segment | Asia and Australia | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		65	487	122
Operating Segment | Asia and Australia | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	4	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,874	16,950	16,994
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	363	566
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		613	981	1,563
Operating Segment | Asia and Australia | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12,552	18,785	19,245
Operating Segment | Asia and Australia | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	115,757	119,012	108,856
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		889,140	964,910	1,172,770
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		306,282	396,916	439,644
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		122,232	121,845	119,212
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		323,762	293,940	466,075
Operating Segment | Japan | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		129,024	142,189	137,479
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,667	1,023	1,526
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,978	3,291	2,085
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,194	5,678	6,748
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1	28	1
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		85,527	99,979	114,614
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,278	32,929	32,884
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62,249	67,050	81,730
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,970	113,378	114,865
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		981	701	333
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,153	3,708	992
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,146	7,218	8,461
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,139	82,994	85,835
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12,551	18,757	19,244
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		(5,657)	(3,003)	(3,195)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		679	1,358	1,353
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(88)	(100)	(107)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2)	23	56
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		510	1,538	1,605
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,433)	(722)	(930)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,515)	(2,265)	(2,335)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(276)	(556)	(965)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		43	(3,230)	(5,350)
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2,082)	(3,954)	(6,673)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	(3,575)	951	3,478
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(903)	(269)	(2,978)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (1,179)	¥ (3,685)	¥ (3,695)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.